SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Segment Information
Net sales	$ 1,550.8	$ 1,508.7	$ 1,541.5	$ 1,485.5	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 6,086.5	$ 5,966.9	$ 6,330.3
Interest expense									(59.9)	(60.5)	(63.3)
Income from continuing operations before taxes									477.1	408.9	360.8
Capital expenditures									176.9	138.9	152.2
Depreciation and amortization expense									180.1	188.3	201.6
Other expense, net	$ 4.8	$ 4.6	$ 50.2	$ 5.6	$ 19.3	$ 7.0	$ 27.7	$ 14.3	65.2	68.3	68.2
Intersegment
Segment Information
Net sales									73.5	79.0	85.8
Label and Graphic Materials | Operating segments
Segment Information
Net sales									4,187.3	4,032.1	4,298.7
Income from continuing operations before taxes									516.2	453.4	396.9
Capital expenditures									118.8	68.3	100.6
Depreciation and amortization expense									103.1	104.9	108.2
Other expense, net									13.0	12.1	41.5
Label and Graphic Materials | Intersegment
Segment Information
Net sales									63.4	61.3	64.2
Retail Branding and Information Solutions | Operating segments
Segment Information
Net sales									1,445.4	1,443.4	1,516.0
Income from continuing operations before taxes									102.6	51.6	68.5
Capital expenditures									50.9	51.0	37.3
Depreciation and amortization expense									64.3	70.6	79.2
Other expense, net									9.8	45.7	22.0
Retail Branding and Information Solutions | Intersegment
Segment Information
Net sales									2.9	2.9	2.5
Industrial and Healthcare Materials | Operating segments
Segment Information
Net sales									453.8	491.4	515.6
Income from continuing operations before taxes									54.6	57.1	45.2
Capital expenditures									7.2	19.6	14.3
Depreciation and amortization expense									12.7	12.8	14.2
Other expense, net									1.9	8.0	4.3
Industrial and Healthcare Materials | Intersegment
Segment Information
Net sales									7.2	14.8	19.1
Industrial and Healthcare Materials | Performance Tapes
Segment Information
Net sales									377.4	414.6	440.0
Corporate
Segment Information
Income from continuing operations before taxes									(136.4)	(92.7)	(86.5)
Other expense, net									$ 40.5	$ 2.5	$ 0.4